Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	288,508,939.30	18,274
Yield Supplement Overcollateralization Amount 06/30/21	9,845,105.91	0
Receivables Balance 06/30/21	298,354,045.21	18,274
Principal Payments	15,526,469.16	475
Defaulted Receivables	198,417.53	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	9,125,099.91	0
Pool Balance at 07/31/21	273,504,058.61	17,788

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.14%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,121,612.29	103
Past Due 61-90 days	590,884.31	29
Past Due 91-120 days	160,364.88	10
Past Due 121+ days	0.00	0
Total	2,872,861.48	142

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	269,587.98
Aggregate Net Losses/(Gains) - July 2021	(71,170.45)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.29%
Prior Net Losses Ratio	0.12%
Second Prior Net Losses Ratio	-0.28%
Third Prior Net Losses Ratio	-0.12%
Four Month Average	-0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.18%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	39.54

Flow of Funds	$ Amount

Collections	16,821,632.28
Investment Earnings on Cash Accounts	58.50
Servicing Fee	(248,628.37)
Transfer to Collection Account	-
Available Funds	16,573,062.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	536,535.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	10,854,230.12
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	940,865.08

Total Distributions of Available Funds	16,573,062.41

Servicing Fee	248,628.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	284,358,288.73
Principal Paid	15,004,880.69
Note Balance @ 08/16/21	269,353,408.04

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	165,188,288.73
Principal Paid	15,004,880.69
Note Balance @ 08/16/21	150,183,408.04
Note Factor @ 08/16/21	55.8427188%

Class A-4
Note Balance @ 07/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	81,820,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	24,900,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	12,450,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	627,316.64
Total Principal Paid	15,004,880.69
Total Paid	15,632,197.33

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	356,531.39
Principal Paid	15,004,880.69
Total Paid to A-3 Holders	15,361,412.08

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7575830
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.1207423
Total Distribution Amount	18.8783253

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3256912
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.7926701
Total A-3 Distribution Amount	57.1183613

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	723.38
Noteholders' Principal Distributable Amount	276.62

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/21	2,075,325.29
Investment Earnings	46.00
Investment Earnings Paid	(46.00)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,161,925.08	$771,108.75	$965,708.14
Number of Extensions	54	33	41
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.24%	0.29%